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November 4, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  The Westwood Funds, (the "Trust")
     File Nos: 33-6790/811-4719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive form of the Prospectus and the Statement of Additional Information, each dated April 14, 1997 (as supplemented October 30, 1997), which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendment #17 to the Trust's registration statement which was filed electronically pursuant to Rule 485(b) of the Act on October 30, 1997.

Please contact the undersigned at (614) 470-8237 or, in my absence, Curtis Barnes at (614) 470-8688 with any questions. Thank you.

Very truly yours,

/s/ DALE S. LOOMIS

Dale S. Loomis
Assistant Secretary
The Westwood Funds

cc:   Curtis Barnes
      Gary Rawitz, Esq.